Note 7 - Income Tax	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income Taxes

Note 7. Income Taxes

Accounting Policies

The income tax expense for the period is the tax payable on the current period’s taxable income, based on the applicable income tax rate for each jurisdiction, adjusted for changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax charge is calculated based on the tax laws enacted or substantively enacted at the end of the reporting period in the countries where Opera generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation, and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. Opera measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities, and their carrying amounts in the consolidated financial statements. The amount of deferred tax provided is based on the expected manner of realization or settlement of the underlying items, using tax rates enacted or substantively enacted at the end of the reporting period.

A deferred tax asset is only recognized to the extent that it is probable that future taxable profits will allow the deferred tax asset to be realized. When an entity has a history of recent losses, Opera recognizes a deferred tax asset arising from unused tax losses or tax credits only to the extent that the entity has sufficient taxable temporary differences or there is convincing other evidence that sufficient taxable profit will be available against which the unused tax losses or unused tax credits can be utilized by the entity.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis, or their tax assets and liabilities will be realized simultaneously.

Tax deductions from equity awards granted to employees are based on the fair values of the shares at the time of exercise. For equity awards scheduled to vest in future periods, the amount of estimated future tax deduction is based on Opera’s share price at the end of the reporting period. Where the amount of tax deduction (or estimated future tax deduction) exceeds the amount of the related cumulative share-based compensation expense, as measured for each individual grant, the current or deferred tax associated with the excess is recognized directly in equity and presented as part of the line item for share-based compensation in the Statement of Changes in Equity.

Income Tax Expense

The table below presents the components of the income tax expense (in thousands):

	Year ended December 31,
	2022	2023	2024
Current income taxes	$(7,293)	$(7,227)	$(10,757)
Deferred income taxes	(1,542)	531	(6,884)
Income tax expense	$(8,835)	$(6,697)	$(17,642)

Opera Limited, the Parent of the Opera group, is domiciled in the Cayman Islands, which currently levies no taxes on corporations based upon profits, income, gains or appreciation. With Opera being headquartered in Norway and with a large share of the Group’s income being recognized by Opera Norway AS, a subsidiary domiciled in Norway, the reconciliation below explains the differences between the expected income tax expense expressed as the accounting profit multiplied by the corporate income tax rate in Norway of 22%, and Opera’s actual income tax expense (in thousands, except for percentages):

	Year ended December 31,
	2022		2023		2024
	Amount	Effective tax rate (1)	Amount	Effective tax rate (1)	Amount	Effective tax rate (1)
Income before income taxes	$23,870		$159,997		$98,412
Tax using the Norwegian tax rate of 22%	(5,251)	22.0%	(35,199)	22.0%	(21,651)	22.0%
Differences between computed tax rate and effective tax rate due to:
Different tax rates of subsidiaries operating in other jurisdictions	1,408	(5.9)	5,346	(3.3)	7,945	(8.1)
Changes in tax rates	21	(0.1)	(64)	—	2	—
Non-deductible expenses	(3,585)	15.0	(4,588)	2.9	(3,861)	3.9
Tax-exempt income	480	(2.0)	23,149	(14.5)	2,986	(3.0)
Foreign withholding taxes	299	(1.3)	270	(0.2)	(138)	0.1
Recognition and derecognition of deferred tax assets	(2,027)	8.5	4,848	(3.0)	(1,554)	1.6
Changes in estimates related to prior years	549	(2.3)	(67)	—	48	—
Movements in exchange rates	(729)	3.1	(391)	0.2	(1,419)	1.4
Income tax expense at effective tax rate	$(8,835)	37.0%	$(6,697)	4.2%	$(17,642)	17.9%

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(1)
Percentages have been rounded for presentation purposes and may differ from unrounded results.

Deferred Tax Assets and Liabilities

The following table shows a reconciliation of deferred taxes by type of temporary differences (in thousands):

	Property and equipment	Intangible assets	Trade receivables	Equity awards	Intra-group interest expenses carried forward	Tax losses carried forward	Other	Total
Net deferred tax asset (liability) as of January 1, 2023	$83	$(20,549)	$300	$—	$8,066	$5,399	$822	$(5,878)
Income (expense) recognized in the Statement of Operations	(121)	571	67	420	(418)	(152)	163	531
Expense recognized in the Statement of Comprehensive Income	—	—	—	—	—	—	(6)	(6)
Deferred tax benefit recognized in equity	—	—	—	3,674	—	—	—	3,674
Net deferred tax asset (liability) as of December 31, 2023	(38)	(19,978)	367	4,094	7,648	5,247	979	(1,679)
Income (expense) recognized in the Statement of Operations	(1,188)	568	(346)	(401)	(1,497)	(4,081)	61	(6,884)
Expense recognized in the Statement of Comprehensive Income	—	—	—	—	—	—	(55)	(55)
Deferred tax benefit recognized in equity	—	—	—	993	—	—	—	993
Net deferred tax asset (liability) as of December 31, 2024	$(1,226)	$(19,410)	$21	$4,686	$6,151	$1,166	$985	$(7,626)

The net deferred tax liability for intangible assets is mainly related to differences between the fair values and tax bases for such assets that were recognized in 2016 as part of the purchase price allocation when Opera Norway AS and its subsidiaries were acquired. The Opera brand, which is recognized as a trademark with indefinite useful life and consequently is not amortized, represented a deferred tax liability of $15.5 million, whereas customer-related intangible assets, which are amortized, represented a deferred tax liability of $3.9 million as of year-end 2024. See Note 10 for more information on these intangible assets.

Opera has recognized deferred tax assets related to intra-group interest expenses that are carried forward due to limitations in Norway to the annual amount that can be deducted for tax purposes. Such intra-group interest expenses can be carried forward for up to ten years. Opera has also recognized deferred tax assets for tax losses that can be carried forward indefinitely. The recognition of these deferred tax assets is based on an assessment of when they are likely to be recovered and a judgment as to whether or not there will be sufficient taxable profits available to offset the assets. Based on business forecasts, management determined that it is probable that such taxable profits will be available.

Opera recognized deferred tax assets of $3.7 million in 2023 and $1.0 million in 2024 as the tax benefit arising due to the amount of future tax deductions from the expected exercise of equity awards exceeding the amount of the related cumulative share-based compensation expense. This deferred tax benefit was recognized directly in equity.

After offsetting deferred tax assets and liabilities within the same tax jurisdiction, the following amounts are presented in the Statement of Financial Position (in thousands):

	As of December 31,
	2023	2024
Deferred tax assets	$1,133	$1,063
Deferred tax liabilities	$2,813	$8,689